Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net (loss) income	$ (326)	$ 776
Depreciation	1,635	1,662
Amortization		1
Compensation costs – stock options	233	197
Provision for losses on accounts receivable	50	27
Gain from disposal of property and equipment	(7)	(108)
Accounts receivable	3,591	(4,710)
Prepaid expenses	(6)	60
Refundable income taxes	(7)	12
Other current assets	(41)	(117)
Other assets, net	(17)	(60)
Accounts payable	(2,966)	4,470
Accrued payroll and other compensation	(269)	372
Accrued income taxes	(18)	20
Other accrued taxes	43	(9)
Deferred revenues	75	117
Other liabilities and accrued expenses	18	88
Net cash provided by operating activities	1,988	2,798
Capital expenditures	(1,465)	(1,414)
Proceeds from disposal of property and equipment	43	376
Net cash used in investing activities	(1,422)	(1,038)
Principal payments on capital lease obligations	(2)	(1)
Net cash used in financing activities	(2)	(1)
Increase in cash and cash equivalents	564	1,759
Cash and cash equivalents at beginning of year	7,324	5,565
Cash and cash equivalents at end of year	7,888	7,324
Cash paid during the year for interest expense	13	14
Cash received during the year as interest income	$ 2	$ 5